Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Document Creation Date	dei_DocumentCreationDate	Jun. 14, 2019